Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	December 2012
Distribution Date	1/15/2013
Transaction Month	15
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 16, 2011	`
Closing Date:	October 5, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:	$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%	October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%	July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%	December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%	February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$124,253,363.38	0.3944551	$100,531,831.50	0.3191487	$23,721,531.88
Class A-3 Notes	$270,000,000.00	1.0000000	$270,000,000.00	1.0000000	$-
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$583,513,363.38	0.5810381	$559,791,831.50	0.5574172	$23,721,531.88

Weighted Avg. Coupon (WAC)	4.38%		4.38%
Weighted Avg. Remaining Maturity (WARM)	42.73		41.87
Pool Receivables Balance	$665,174,095.04		$637,716,190.19
Remaining Number of Receivables	50,937		49,978

Adjusted Pool Balance	$653,203,260.38		$626,399,269.56

III. COLLECTIONS

Principal:
Principal Collections	$26,460,962.28
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$674,516.87
Total Principal Collections	$27,135,479.15

Interest:
Interest Collections	$2,347,824.71
Late Fees & Other Charges	$41,494.18
Interest on Repurchase Principal	$-
Total Interest Collections	$2,389,318.89

Collection Account Interest	$3,019.34
Reserve Account Interest	$635.91
Servicer Advances	$-

Total Collections	$29,528,453.29

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	December 2012
Distribution Date	1/15/2013
Transaction Month	15
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$29,528,453.29
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$29,528,453.29
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$554,311.75		$554,311.75	$554,311.75
Collection Account Interest					$3,019.34
Late Fees & Other Charges					$41,494.18
Total due to Servicer					$598,825.27

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$64,197.57		$64,197.57
Class A-3 Notes		$186,750.00		$186,750.00
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$455,979.24		$455,979.24	$455,979.24

Available Funds Remaining:					$28,473,648.78

3. Principal Distribution Amount:					$23,721,531.88

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$23,721,531.88
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		23,721,531.88		$23,721,531.88
Total Noteholders Principal				$23,721,531.88

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					4,752,116.90

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$11,970,834.66
Beginning Period Amount	$11,970,834.66
Current Period Amortization	$653,914.03
Ending Period Required Amount	$11,316,920.63
Ending Period Amount	$11,316,920.63
Next Distribution Date Required Amount	$10,684,008.59

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	December 2012
Distribution Date	1/15/2013
Transaction Month	15
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$69,689,897.00	$66,607,438.06	$66,607,438.06
Overcollateralization as a % of Adjusted Pool	10.67%	10.63%	10.63%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.64%	49,297	98.29%	$626,822,512.11
30 - 60 Days	1.06%	528	1.32%	$8,445,909.26
61 - 90 Days	0.24%	118	0.30%	$1,895,203.92
91 + Days	0.07%	35	0.09%	$552,564.90
		49,978		$637,716,190.19
Total
Delinquent Receivables 61 + days past due	0.31%	153	0.38%	$2,447,768.82
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.26%	133	0.32%	$2,111,799.88
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.21%	108	0.26%	$1,782,016.64
Three-Month Average Delinquency Ratio	0.26%		0.32%

Repossession in Current Period		35		$551,013.37
Repossession Inventory		52		$456,733.66

Charge-Offs
Gross Principal of Charge-Off for Current Period				$996,942.57
Recoveries				$(674,516.87)
Net Charge-offs for Current Period				$322,425.70

Beginning Pool Balance for Current Period				$665,174,095.04

Net Loss Ratio				0.58%
Net Loss Ratio for 1st Preceding Collection Period				0.66%
Net Loss Ratio for 2nd Preceding Collection Period				0.91%
Three-Month Average Net Loss Ratio for Current Period				0.72%

Cumulative Net Losses for All Periods				$4,302,444.64
Cumulative Net Losses as a % of Initial Pool Balance				0.39%

Principal Balance of Extensions				$3,902,268.36
Number of Extensions				233

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